Principal Funds, Inc.
Supplement dated October 9, 2018
to the Statement of Additional Information dated June 15, 2018
(as supplemented on June 25, 2018, July 30, 2018, September 17, 2018, and September 28, 2018)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

INVESTMENT ADVISORY AND OTHER SERVICES
Effective on or about January 2, 2019, in the Investment Advisors section, delete references to BNY Mellon Asset Management North America Corporation and replace with the following:

Sub-Advisor:
Mellon Corporation (“Mellon”), is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a banking and financial services company. Mellon is a registered investment advisor and organized as a corporation in the state of Delaware.

Fund(s):	Bond Market Index and a portion of the assets of Diversified Real Asset

PORTFOLIO MANAGER DISCLOSURE
Effective October 15, 2018, in the Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, delete references to Thomas L. Kruchten.
Effective October 15, 2018, in the Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, add the following information to the Other Accounts Managed and Ownership of Securities tables in alphabetical order (information for this portfolio manager is as of 8/31/2018.)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Aaron J. Siebel: International Equity Index Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Aaron J. Siebel	International Equity Index	None
Effective on or about January 2, 2019, in the Portfolio Manager section, change references to BNY Mellon Asset Management North America Corporation to Mellon Corporation.

1